STOCK BASED COMPENSATION	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
STOCK BASED COMPENSATION

NOTE 10.STOCK BASED COMPENSATION

Stock Incentive Plans

On November 4, 2020, the Board adopted, the Regional Health Properties, Inc. 2020 Equity Incentive Plan (the “2020 Plan”). The Company’s shareholders approved the 2020 Plan on December 16, 2020 at the 2020 Annual Meeting of Shareholders of the Company. The maximum number of shares of common stock authorized for issuance under the 2020 Plan is 250,000 shares, subject to certain adjustments. No awards may be made under the 2020 Plan after the 10th anniversary of the date of shareholder approval of the 2020 Plan, and no incentive stock options may be granted after the 10th anniversary of the date of Board approval of the 2020 Plan. As of March 31, 2022, the number of securities remaining available for future issuance under the 2020 Plan is 115,667.

The 2020 Plan replaced the AdCare Health Systems, Inc. 2011 Stock Incentive Plan, as amended (the “2011 Plan”), which was assumed by Regional Health pursuant to the Merger. The 2011 Plan was originally due to expire on March 28, 2021 and provided for a maximum of 168,950 shares of common stock to be issued. No additional awards may be granted under the 2011 Plan.

The shares of common stock underlying any awards granted under the 2020 Plan or the 2011 Plan that are forfeited, canceled, or otherwise terminated (other than by exercise) will be added back to the shares of common stock available for issuance under the 2020 Plan. However, shares: (i) tendered or held back upon exercise of a stock option or other award under the 2020 Plan to cover the exercise price or tax withholding; and (ii) subject to a stock appreciation right that are not issued in connection with the stock settlement of the stock appreciation right upon exercise thereof, will not be added back to the shares of common stock available for issuance under the 2020 Plan. In addition, shares of common stock repurchased by the Company on the open market will not be added back to the shares of common stock available for issuance under the 2020 Plan.

For the three months ended March 31, 2022 and 2021, the Company recognized stock-based compensation expense as follows:

	Three Months Ended March 31,
(Amounts in 000’s)	2022	2021
Employee compensation:
Stock compensation expense	111	—
Shares repurchased for tax witholdings on vesting of restricted stock	(46)	—
Total employee stock-based compensation expense	$65	$—

For the three months ended March 31, 2022 and 2021, there were no issuances of warrants.

Restricted Stock

The following table summarizes the Company’s restricted stock activity for the three months ended March 31, 2022:

	Number of Shares (000’s)	Weighted Avg. Grant Date (per Share) Fair Value
Unvested, December 31, 2021	79	$12.99
Granted	24	$4.51
Vested	(29)	$13.01
Forfeited	(1)	$13.26
Unvested, March 31, 2022	73	$10.20

The remaining unvested shares at March 31, 2022 will vest over the next 3.8 years with $0.7 million in compensation expense recognized over this period.

Common Stock Options

The following summarizes the Company’s employee and non-employee stock option activity for the three months ended March 31, 2022:

	Number of Shares (000’s)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (000’s)
Outstanding, December 31, 2021	13	$47.53	2.3	$—
Granted	24	$4.51	9.9	$—
Outstanding and Vested, March 31, 2022	37	$19.63	7.2	$—

At March 31, 2022, the Company’s had unrecognized compensation expense of $53,500 related to options. No stock options were granted during the three months ended March 31, 2021.

The following summary information reflects stock options outstanding, vested, and related details as of March 31, 2022:

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number of Shares (000’s)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested, March 31, 2021	Weighted Average Exercise Price
$15.72 - $47.99	13	2.7	$47.53	13	$47.53
$4.51	24	9.8	$4.51	—	$—
Total	37	8.9	$19.63	13	$47.53

Common Stock Warrants

The Company grants stock warrants to officers, directors, employees and certain consultants to the Company from time to time as determined by the Board and, when appropriate, the Compensation Committee of the Board. The Board administers the granting of warrants, determines the persons to whom awards will be made, the amount of the awards, and the other terms and conditions of the awards. No warrants were granted during the three months ended March 31, 2022 and 2021. The Company has no unrecognized compensation expense related to common stock warrants as of March 31, 2022.

NOTE 10. STOCK BASED COMPENSATION

Stock Incentive Plans

On November 4, 2020, the Board adopted, the Regional Health Properties, Inc. 2020 Equity Incentive Plan (the “2020 Plan”). The Company’s shareholders approved the 2020 Plan on December 16, 2020 at the 2020 Annual Meeting of Shareholders of the Company. The maximum number of shares of common stock authorized for issuance under the 2020 Plan is 250,000 shares, subject to certain adjustments. No awards may be made under the 2020 Plan after the 10th anniversary of the date of shareholder approval of the 2020 Plan, and no incentive stock options may be granted after the 10th anniversary of the date of Board approval of the 2020 Plan. As of June 30, 2022, the number of securities remaining available for future issuance under the 2020 Plan is 115,667.

The 2020 Plan replaced the AdCare Health Systems, Inc. 2011 Stock Incentive Plan, as amended (the “2011 Plan”), which was assumed by Regional Health pursuant to the Merger. The 2011 Plan was originally due to expire on March 28, 2021 and provided for a maximum of 168,950 shares of common stock to be issued. No additional awards may be granted under the 2011 Plan.

The shares of common stock underlying any awards granted under the 2020 Plan or the 2011 Plan that are forfeited, canceled, or otherwise terminated (other than by exercise) will be added back to the shares of common stock available for issuance under the 2020 Plan. However, shares: (i) tendered or held back upon exercise of a stock option or other award under the 2020 Plan to cover the exercise price or tax withholding; and (ii) subject to a stock appreciation right that are not issued in connection with the stock settlement of the stock appreciation right upon exercise thereof, will not be added back to the shares of common stock available for issuance under the 2020 Plan. In addition, shares of common stock repurchased by the Company on the open market will not be added back to the shares of common stock available for issuance under the 2020 Plan.

For the three and six months ended June 30, 2022 and 2021, the Company recognized stock-based compensation expense as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in 000’s)	2022	2021	2022	2021
Employee compensation:
Restricted stock issuance	$—	$123	$—	$123
Stock compensation expense	58	—	169	—
Forfeitures of stock based awards	(54)	—	(54)	—
Total employee stock-based compensation expense	$4	$123	$115	$123

For the three months ended June 30, 2022 and 2021, there were no issuances of warrants.

Restricted Stock

The following table summarizes the Company’s restricted stock activity for the six months ended June 30, 2022:

	Number of Shares (000’s)	Weighted Avg. Grant Date (per Share) Fair Value
Unvested, December 31, 2021	79	$12.99
Granted	24	$4.51
Vested	(21)	$13.09
Forfeited	(30)	$12.91
Unvested, June 30, 2022	52	$9.04

The remaining unvested shares at June 30, 2022 will vest over the next 2.0 years with $0.5 million in compensation expense recognized over this period.

Common Stock Options

The following summarizes the Company’s employee and non-employee stock option activity for the six months ended June 30, 2022:

	Number of Shares (000’s)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (000’s)
Outstanding, December 31, 2021	13	$47.53	2.0	$—
Granted	24	$4.51	9.9	$—
Forfeited	(24)	$4.51	9.9	$—
Outstanding and Vested, June 30, 2022	13	$47.53	2.0	$—

At June 30, 2022, the Company’s had unrecognized compensation expense of $53,500 related to options. No stock options were granted during the three months ended June 30, 2022.

The following summary information reflects stock options outstanding, vested, and related details as of June 30, 2022:

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number of Shares (000’s)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested, June 30, 2022	Weighted Average Exercise Price
$15.72 - $47.99	13	2.0	$47.53	13	$47.53
Total	13	2.0	$47.53	13	$47.53

Common Stock Warrants

The Company grants stock warrants to officers, directors, employees and certain consultants to the Company from time to time as determined by the Board and, when appropriate, the Compensation Committee of the Board. The Board administers the granting of warrants, determines the persons to whom awards will be made, the amount of the awards, and the other terms and conditions of the awards. No warrants were granted during the three and six months ended June 30, 2022 and 2021. The Company has no unrecognized compensation expense related to common stock warrants as of June 30, 2022.

NOTE 10. STOCK BASED COMPENSATION

Stock Incentive Plans

On November 4, 2020, the Board adopted, the Regional Health Properties, Inc. 2020 Equity Incentive Plan (the “2020 Plan”). The Company’s shareholders approved the 2020 Plan on December 16, 2020 at the 2020 Annual Meeting of Shareholders of the Company. The maximum number of shares of common stock authorized for issuance under the 2020 Plan is 250,000 shares, subject to certain adjustments. No awards may be made under the 2020 Plan after the 10th anniversary of the date of shareholder approval of the 2020 Plan, and no incentive stock options may be granted after the 10th anniversary of the date of Board approval of the 2020 Plan. As of September 30, 2022, the number of securities remaining available for future issuance under the 2020 Plan is 149,332.

The 2020 Plan replaced the AdCare Health Systems, Inc. 2011 Stock Incentive Plan, as amended (the “2011 Plan”), which was assumed by Regional Health pursuant to the Merger. The 2011 Plan was originally due to expire on March 28, 2021 and provided for a maximum of 168,950 shares of common stock to be issued. No additional awards may be granted under the 2011 Plan.

The shares of common stock underlying any awards granted under the 2020 Plan or the 2011 Plan that are forfeited, canceled, or otherwise terminated (other than by exercise) will be added back to the shares of common stock available for issuance under the 2020 Plan. However, shares: (i) tendered or held back upon exercise of a stock option or other award under the 2020 Plan to cover the exercise price or tax withholding; and (ii) subject to a stock appreciation right that are not issued in connection with the stock settlement of the stock appreciation right upon exercise thereof, will not be added back to the shares of common stock available for issuance under the 2020 Plan. In addition, shares of common stock repurchased by the Company on the open market will not be added back to the shares of common stock available for issuance under the 2020 Plan.

For the three and nine months ended September 30, 2022 and 2021, the Company recognized stock-based compensation expense as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in 000’s)	2022	2021	2022	2021
Employee compensation:
Restricted stock issuance (shares repurchased)	$—	$—	$(46)	$(7)
Stock compensation expense	58	179	227	302
Forfeitures of stock based awards	—	—	(54)	—
Total employee stock-based compensation expense	$58	$179	$127	$295

For the three and nine months ended September 30, 2022 and 2021, there were no issuances of warrants.

Restricted Stock

The following table summarizes the Company’s restricted stock activity for the nine months ended September 30, 2022:

	Number of Shares (000’s)	Weighted Avg. Grant Date (per Share) Fair Value
Unvested, December 31, 2021	79	$12.99
Granted	24	$4.51
Vested	(21)	$13.09
Forfeited	(30)	$12.91
Unvested, September 30, 2022	52	$9.04

The remaining unvested shares at September 30, 2022 will vest over the next 1.9 years with $0.6 million in compensation expense recognized over this period.

Common Stock Options

The following summarizes the Company’s employee and non-employee stock option activity for the nine months ended September 30, 2022:

	Number of Shares (000’s)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (000’s)
Outstanding, December 31, 2021	13	$47.53	2.5	$—
Granted	24	$4.51	9.9	$—
Forfeited	(24)	$4.51	9.9	$—
Outstanding and Vested, September 30, 2022	13	$47.53	1.8	$—

No stock options were granted during the three months ended September 30, 2022.

The following summary information reflects stock options outstanding, vested, and related details as of September 30, 2022:

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number of Shares (000’s)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested, June 30, 2022	Weighted Average Exercise Price
$15.72 - $47.99	13	1.8	$47.53	13	$47.53
Total	13	1.8	$47.53	13	$47.53

Common Stock Warrants

The Company grants stock warrants to officers, directors, employees and certain consultants to the Company from time to time as determined by the Board and, when appropriate, the Compensation Committee of the Board. The Board administers the granting of warrants, determines the persons to whom awards will be made, the amount of the awards, and the other terms and conditions of the awards. No warrants were granted during the three and nine months ended September 30, 2022 and 2021. The Company has no unrecognized compensation expense related to common stock warrants as of September 30, 2022.

NOTE 12. STOCK BASED COMPENSATION

Stock Incentive Plans

On November 4, 2020, the Board adopted, the Regional Health Properties, Inc. 2020 Equity Incentive Plan (the “2020 Plan”). The Company’s shareholders approved the 2020 Plan on December 16, 2020 at the 2020 Annual Meeting of Shareholders of the Company. The maximum number of shares of common stock authorized for issuance under the 2020 Plan is 250,000 shares, subject to certain adjustments. No awards may be made under the 2020 Plan after the 10th anniversary of the date of shareholder approval of the 2020 Plan, and no incentive stock options may be granted after the 10th anniversary of the date of Board approval of the 2020 Plan.

The 2020 Plan replaces the AdCare Health Systems, Inc. 2011 Stock Incentive Plan, as amended (the “2011 Plan”), which was assumed by Regional Health pursuant to the Merger. The 2011 Plan which was originally due to expire on March 28, 2021 and provided for a maximum of 168,950 shares of common stock to be issued. No additional awards may be granted under the 2011 Plan. As of December 31, 2021, the number of securities remaining available for future issuance under the 2020 Plan is 163,000.

The shares of common stock underlying any awards granted under the 2020 Plan or the 2011 Plan that are forfeited, canceled, or otherwise terminated (other than by exercise) will be added back to the shares of common stock available for issuance under the 2020 Plan. However, shares: (i) tendered or held back upon exercise of a stock option or other award under the 2020 Plan to cover the exercise price or tax withholding; or (ii) subject to a stock appreciation right that are not issued in connection with the stock settlement of the stock appreciation right upon exercise thereof, will not be added back to the shares of common stock available for issuance under the 2020 Plan. Shares of common stock repurchased by the Company on the open market or shares of common stock withheld upon vesting of restricted common stock to satisfy the Company’s tax withholding obligation will not be added back to the shares of common stock available for issuance under the 2020 Plan.

The following table summarizes employee and nonemployee stock-based compensation for the years ended December 31, 2021 and 2020:

	Year Ending December 31,
Amounts in (000’s)	2021	2020
Employee compensation:
Restricted stock	$481	$—
Total employee stock-based compensation expense	$481	$—
Non-employee compensation:
Restricted stock	$—	$49
Total non-employee stock-based compensation expense	$—	$49
Total stock-based compensation expense	$481	$49

Common Stock Options

The following summarizes the Company’s employee and non-employee stock option activity for the years ended December 31, 2021 and 2020:

	Number of Options (000’s)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000’s) (a)
Outstanding and vested at December 31, 2019	15	$47.77	4.4	$—
Expired	(2)	$49.73	—
Outstanding and vested at December 31, 2020	13	$47.53	3.5	$—
Outstanding and vested at December 31, 2021	13	$47.53	2.5	$—

(a)	Represents the aggregate gain on exercise for vested in-the-money options.

No stock options were granted during the years ended December 31, 2021 and December 31, 2020. At December 31, 2021, the Company has no unrecognized compensation expense related to options.

The following summary information reflects stock options outstanding, vested, and related details as of December 31, 2021:

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number Outstanding (000’s)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000’s)	Weighted Average Exercise Price
$15.72 - $47.99	9	2.9	$46.81	9	$46.81
$48.00 - $51.60	4	1.8	$48.96	4	$48.96
Total	13	2.5	$47.53	13	$47.53

Common Stock Warrants

The Company grants stock warrants to officers, directors, employees and certain consultants to the Company from time to time as determined by the Board and, when appropriate, the Compensation Committee of the Board. The Board administers the granting of warrants, determines the persons to whom awards will be made, the amount of the awards, and the other terms and conditions of the awards.

The following summarizes the Company’s employee and non-employee common stock warrant activity for the years ended December 31, 2021 and 2020:

	Number of Warrants (000’s)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000’s) (a)
Outstanding and vested at December 31, 2019	58	$52.09	4.0	$—
Outstanding and vested at December 31, 2020	58	$52.09	3.0	$—
Expired	(15)	$50.28	—	$—
Outstanding and vested at December 31, 2021	43	$52.71	2.6	$—

(a)	Represents the aggregate gain on exercise for vested in-the-money warrants.

No warrants were granted during the years ended December 31, 2021 and December 31, 2020. The Company has no unrecognized compensation expense related to common stock warrants as of December 31, 2021.

The following summary information reflects warrants outstanding, vested, and related details as of December 31, 2021:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding (000’s)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000’s)	Weighted Average Exercise Price
$36.00 - $47.99	5	1.1	$45.92	5	$45.92
$48.00 - $59.99	36	2.9	$52.67	36	$52.67
$60.00 - $70.80	2	1.4	$70.80	2	$70.80
Total	43	2.6	$52.71	43	$52.71

Restricted Stock

The following summarizes the Company’s restricted stock activity for the years ended December 31, 2021 and 2020:

	Number of Shares (000’s)	Weighted Average Grant Date Fair Value
Unvested at December 31, 2019	29	$4.63
Vested	(15)	$5.53
Unvested at December 31, 2020	14	$3.60
Granted	87	$13.01
Vested	(22)	$7.18
Unvested at December 31, 2021	79	$12.99

The remaining unvested shares at December 31, 2020 vested on January 1, 2021, resulting in minimal compensation expense related to the final vesting of the restricted stock awards during the three months ended March 31, 2021.

For restricted stock unvested at December 31, 2021, approximately $0.7 million in compensation expense will be recognized over the next 1.8 years.